Schedule of Investments (unaudited) July 31, 2019	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Adams Mill CLO Ltd., Series 2014-1A, Class A2, 3.40%, 07/15/26 (Call 10/15/19), (3 mo. LIBOR US + 1.100%)(a)(b)	$5,064	$5,059,723
Ally Auto Receivables Trust
Series 2017-4, Class A3, 1.75%, 12/15/21 (Call 01/15/21)	6,861	6,844,412
Series 2018-3, Class A2, 2.72%, 05/17/21 (Call 09/15/21)	17,078	17,087,958
Series 2019-1, Class A2, 2.85%, 03/15/22 (Call 09/15/22)	32,000	32,101,341
ALM VII Ltd., Series 2012-7A, Class A1A2, 3.47%, 07/15/29 (Call 07/15/20), (3 mo. LIBOR US + 1.170%)(a)(b)	9,000	9,000,796
ALM XII Ltd., Class A1R, 3.21%, 04/16/27, (3 mo. LIBOR US + 0.890%)(a)(b)	3,432	3,430,056
ALM XVII Ltd., Series 2015-17A, Class A1AR, 3.23%, 01/15/28 (Call 10/15/19), (3 mo. LIBOR US + 0.930%)(a)(b)	22,500	22,413,134
American Express Credit Account Master Trust 2.67%, 10/17/22	3,875	3,882,664
Series 2017-1, Class A, 1.93%, 09/15/22	29,038	28,971,956
Series 2017-3, Class A, 1.77%, 11/15/22	60,595	60,381,815
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A3, 1.53%, 07/08/21 (Call 03/08/21)	3,631	3,628,751
Series 2017-1, Class A3, 1.87%, 08/18/21 (Call 05/18/21)	296	296,006
Series 2017-3, Class A3, 1.90%, 03/18/22 (Call 10/18/21)	16,533	16,496,209
Series 2018-1, Class A2A, 2.71%, 07/19/21 (Call 04/18/22)	3,781	3,782,359
Series 2018-3, Class A2A, 3.11%, 01/18/22 (Call 02/18/23)	32,393	32,496,467
Series 2019-1, Class A2A, 2.93%, 06/20/22 (Call 02/18/23)	31,950	32,066,653
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR, 3.26%, 10/15/27 (Call 10/15/19), (3 mo. LIBOR US + 0.960%)(a)(b)	10,740	10,713,473
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL1, Class A, 3.63%, 04/15/27 (Call 11/15/19), (1 mo. LIBOR US + 1.300%)(a)(b)(c)	12,170	12,187,348
Ares XXIX CLO Ltd., Series 2014-1A, Class A1R, 3.49%, 04/17/26 (Call 10/17/19), (3 mo. LIBOR US + 1.190%)(a)(b)	5,009	5,014,090
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, 3.36%, 11/17/27 (Call 08/17/19), (3 mo. LIBOR US + 0.830%)(a)(b)	15,411	15,340,088
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3.38%, 04/25/26 (Call 10/25/19), (3 mo. LIBOR US + 1.100%)(a)(b)	4,297	4,297,086
BA Credit Card Trust
Series 2017-A1, Class A1, 1.95%, 08/15/22	46,700	46,592,898
Series 2017-A2, Class A2, 1.84%, 01/17/23	10,000	9,958,340
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, 3.57%, 11/20/28 (Call 11/20/19), (3 mo. LIBOR US + 1.050%)(a)(b)	11,310	11,286,326

Security	Par (000)	Value
BMW Floorplan Master Owner Trust, Series 2018-A2, Class A2, 2.65%, 05/15/23, (1 mo. LIBOR US + 0.320%)(a)(b)	$21,060	$21,086,325
BMW Vehicle Owner Trust
Series 2016-A, Class A3, 1.16%, 11/25/20 (Call 05/25/20)	4,806	4,798,324
Series 2016-A, Class A4, 1.37%, 12/27/22 (Call 05/25/20)	8,735	8,684,097
Capital One Multi-Asset Execution Trust
Class A6, 1.82%, 09/15/22	10,107	10,092,869
Series 2016-A4, Class A4, 1.33%, 06/15/22	2,360	2,359,014
Series 2017-A1, Class A1, 2.00%, 01/17/23	45,848	45,783,813
Series 2017-A4, Class A4, 1.99%, 07/17/23	30,195	30,121,013
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, 3.19%, 01/18/29 (Call 10/18/19), (3 mo. LIBOR US + 0.890%)(a)(b)	6,210	6,172,941
Carmax Auto Owner Trust, Class A2A, 3.02%, 07/15/22 (Call 10/15/22)	24,550	24,650,699
CarMax Auto Owner Trust
Series 2016-1, Class A4, 1.88%, 06/15/21 (Call 03/15/20)	16,435	16,393,342
Series 2016-2, Class A4, 1.68%, 09/15/21 (Call 06/15/20)	12,349	12,290,100
Series 2018-2, Class A2, 2.73%, 08/16/21 (Call 02/15/22)	5,737	5,743,914
Catamaran CLO Ltd., Series 2015-1A, Class AR, 3.18%, 04/22/27 (Call 10/22/19), (3 mo. LIBOR US + 0.900%)(a)(b)	4,125	4,109,455
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R, 3.68%, 06/09/30 (Call 09/09/19), (3 mo. LIBOR US + 1.230%)(a)(b)	8,000	8,002,449
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, 3.37%, 10/20/28 (Call 10/20/19), (3 mo. LIBOR US + 1.090%)(a)(b)	20,500	20,477,466
Chesapeake Funding II LLC, Series 2016-2A, Class A2, 3.33%, 06/15/28 (Call 11/15/19), (1 mo. LIBOR US + 1.000%)(a)(b)	2,018	2,020,808
CIFC Funding Ltd.
Class A, 3.52%, 04/20/30, (3 mo. LIBOR US + 1.240%)(a)(b)	6,375	6,370,529
Series 2014-4RA, Class A1A, 3.43%, 10/17/30 (Call 10/17/20), (3 mo. LIBOR US + 1.130%)(a)(b)	15,175	15,152,068
Series 2015-2A, Class AR, 3.08%, 04/15/27 (Call 10/15/19), (3 mo. LIBOR US + 0.780%)(a)(b)	16,844	16,793,095
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1, 1.75%, 11/19/21	23,370	23,332,328
Series 2017-A9, Class A9, 1.80%, 09/20/21	14,535	14,524,208
CNH Equipment Trust
Class A2, 2.96%, 05/16/22 (Call 10/15/23)	12,530	12,602,323
Series 2017-B, Class A3, 1.86%, 09/15/22 (Call 07/15/21)	16,551	16,481,901
Discover Card Execution Note Trust, Class A, 2.54%, 12/15/23, (1 mo. LIBOR US + 0.270%)(b)	20,000	20,014,812
Drive Auto Receivables Trust
Series 2018-3, Class A3, 3.01%, 11/15/21 (Call 06/15/21)	10,392	10,394,138
Series 2018-5, Class A2A, 3.08%, 07/15/21 (Call 10/15/21)	11,155	11,159,701

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2019-1, Class A2A, 3.08%, 09/15/21 (Call 09/15/22)	$13,654	$13,672,378
Series 2019-2, Class A3, 3.04%, 03/15/23 (Call 12/15/22)	15,540	15,651,301
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR, 3.42%, 07/20/29 (Call 07/20/20), (3 mo. LIBOR US + 1.140%)(a)(b)	20,000	20,000,906
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 3.20%, 04/15/29 (Call 10/15/19), (3 mo. LIBOR US + 0.900%)(a)(b)	16,350	16,237,661
Eaton Vance CLO Ltd., Series 2013-1A, Class A1RR, 3.38%, 01/15/28, (3 mo. LIBOR US + 1.160%)(a)(b)	6,000	6,000,000
Enterprise Fleet Financing LLC
Series 2017-1, Class A2, 2.13%, 07/20/22 (Call 03/20/20)(a)	878	877,198
Series 2017-2, Class A2, 1.97%, 01/20/23(a)	6,888	6,872,532
Series 2017-3, Class A2, 2.13%, 05/22/23(a)	4,280	4,270,289
Ford Credit Auto Owner Trust, Series 2016-C, Class A3, 1.22%, 03/15/21 (Call 07/15/20)	2,544	2,536,646
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.84%, 03/15/24	26,550	26,943,269
Ford Credit Floorplan Master Owner Trust A, Series 2013-2, Class A, 2.09%, 03/15/22(a)	2,560	2,554,040
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class A2, 2.93%, 11/16/21 (Call 07/16/22)	15,203	15,239,163
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, 3.37%, 10/29/29 (Call 10/29/20), (3 mo. LIBOR US + 1.110%)(a)(b)	16,680	16,638,513
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, 3.36%, 07/25/27 (Call 10/25/19), (3 mo. LIBOR US + 1.080%)(a)(b)	16,185	16,156,286
Honda Auto Receivables Owner Trust 1.68%, 08/16/21	21,659	21,588,384
Series 2016-2, Class A4, 1.62%, 08/15/22 (Call 08/15/19)	16,151	16,145,259
Series 2018-2, Class A4, 3.16%, 08/19/24 (Call 10/18/21)	5,705	5,823,732
Series 2018-4, Class A2, 2.98%, 05/17/21 (Call 04/15/22)	22,434	22,512,056
John Deere Owner Trust, Series 2017-B, Class A3, 1.82%, 10/15/21 (Call 01/15/21)	7,556	7,535,573
LCM XX LP, Series 20A, Class AR, 3.32%, 10/20/27 (Call 10/20/19), (3 mo. LIBOR US + 1.040%)(a)(b)	13,750	13,730,251
LCM Xxiv Ltd., Series 24A, Class A, 3.59%, 03/20/30 (Call 10/20/19), (3 mo. LIBOR US + 1.310%)(a)(b)	2,000	2,002,733
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, 3.46%, 05/15/28 (Call 05/15/20), (1 mo. LIBOR US + 1.130%)(a)(b)	9,450	9,449,979
Madison Park Funding X Ltd., Series 2012-10A, Class AR2, 3.50%, 01/20/29 (Call 07/20/20), (3 mo. LIBOR US + 1.220%)(a)(b)	6,250	6,246,534
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, 3.25%, 04/19/30 (Call 10/19/19), (3 mo. LIBOR US + 0.950%)(a)(b)	4,000	3,981,050
Marathon CRE Ltd., Series 2018-FL1, Class A, 3.48%, 06/15/28 (Call 06/15/20), (1 mo. LIBOR US + 1.150%)(a)(b)	20,640	20,644,487

Security	Par (000)	Value
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A3, 1.26%, 02/16/21 (Call 07/15/20)	$1,781	$1,776,321
Mercedes-Benz Master Owner Trust
Series 2017-BA, Class A, 2.75%, 05/16/22, (1 mo. LIBOR US + 0.420%)(a)(b)	14,540	14,564,138
Series 2018-BA, Class A, 2.67%, 05/15/23, (1 mo. LIBOR US + 0.340%)(a)(b)	21,820	21,824,357
Navient Private Education Loan Trust
Series 2014-CT, Class A, 3.03%, 09/16/24 (Call 07/15/21), (1 mo. LIBOR US + 0.700%)(a)(b)	490	490,601
Series 2018-BA, Class A1, 2.68%, 12/15/59 (Call 02/15/28), (1 mo. LIBOR US + 0.350%)(a)(b)	8,589	8,584,177
Navient Private Education Refi Loan Trust
Series 2018-CA, Class A1, 3.01%, 06/16/42 (Call 08/15/26)(a)	16,678	16,762,793
Series 2018-DA, Class A1, 2.69%, 12/15/59 (Call 02/15/29), (1 mo. LIBOR US + 0.300%)(a)(b)	7,981	7,966,839
Series 2019-A1, Class A1, 3.03%, 01/15/43 (Call 11/15/27)(a)	6,102	6,140,742
Navient Student Loan Trust, Series 2015-2, Class A2, 2.69%, 08/27/29 (Call 11/25/27), (1 mo. LIBOR US + 0.420%)(b)	496	495,925
Nissan Auto Receivables Owner Trust
1.18%, 01/15/21 (Call 09/15/20)	1,662	1,656,612
1.75%, 10/15/21 (Call 07/15/21)	10,829	10,797,443
2.82%, 01/18/22 (Call 01/15/23)	30,000	30,115,230
Series 2016-B, Class A3, 1.32%, 01/15/21 (Call 09/15/20)	5,003	4,992,023
Nissan Master Owner Trust Receivables 2.89%, 02/15/24, (1 mo. LIBOR US + 0.560%)(b)	23,950	24,033,717
Series 2017-B, Class A, 2.76%, 04/18/22, (1 mo. LIBOR US + 0.430%)(b)	22,513	22,542,895
Series 2017-C, Class A, 2.65%, 10/17/22, (1 mo. LIBOR US + 0.320%)(b)	13,535	13,544,449
NLY Commercial Mortgage Trust, 3.63%, 02/15/36 (Call 03/15/21), (1 mo. LIBOR US + 1.300%)(a)(b)	5,291	5,289,665
OCP CLO Ltd., Series 2016-12A, Class A1R, 3.42%, 10/18/28 (Call 10/18/19), (3 mo. LIBOR US + 1.120%)(a)(b)	17,210	17,181,831
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1R, 3.29%, 10/20/25, (3 mo. LIBOR US + 1.010%)(a)(b)	479	478,972
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/21 (Call 08/14/20)(a)	13,376	13,354,691
OneMain Financial Issuance Trust, Series 2016-3A, Class A, 3.83%, 06/18/31 (Call 05/18/21)(a)	1,700	1,745,720
OZLM VIII Ltd., Series 2014-8A, Class A1RR, 3.47%, 10/17/29 (Call 10/17/20), (3 mo. LIBOR US + 1.170%)(a)(b)	2,500	2,494,640
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A1, 3.42%, 11/15/26 (Call 11/15/19), (3 mo. LIBOR US + 0.900%)(a)(b)	11,936	11,933,973
Series 2018-5A, Class A1, 3.13%, 01/20/27 (Call 01/20/20), (3 mo. LIBOR US + 0.850%)(a)(b)	32,270	32,121,300

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
PFS Financing Corp.
2.88%, 04/15/24, (1 mo. LIBOR US + 0.550%)(a)(b)	$40,000	$40,089,612
Series 2017-C, Class A, 2.80%, 10/15/21, (1 mo. LIBOR US + 0.470%)(a)(b)	14,850	14,840,999
Regatta VI Funding Ltd., Series 2016-1A, Class AR, 3.36%, 07/20/28 (Call 10/20/19), (3 mo. LIBOR US + 1.080%)(a)(b)	15,130	15,095,134
Santander Retail Auto Lease Trust, Series 2019-B, Class A2B, 2.66%, 04/20/22 (Call 10/20/22), (1 mo. LIBOR US + 0.360%)(a)(b)	14,350	14,349,987
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3, 2.61%, 06/15/23 (Call 03/15/28), (3 mo. LIBOR US + 0.200%)(b)	3,933	3,925,661
SLM Private Education Loan Trust
Series 2011-C, Class A2A, 5.58%, 10/17/44 (Call 08/15/20), (1 mo. LIBOR US + 3.250%)(a)(b)	270	271,834
Series 2013-C, Class A2B, 3.73%, 10/15/31 (Call 12/15/20), (1 mo. LIBOR US + 1.400%)(a)(b)	994	994,577
SLM Student Loan Trust, Series 2011-2, Class A1, 2.87%, 11/25/27 (Call 10/25/31), (1 mo. LIBOR US + 0.600%)(b)	315	314,832
SMB Private Education Loan Trust
Series 2015-A, Class A2A, 2.49%, 06/15/27 (Call 05/15/27)(a)	7,733	7,728,059
Series 2017-A, Class A2B, 3.23%, 09/15/34, (1 mo. LIBOR US + 0.900%)(a)(b)	25,766	25,843,379
Series 2017-B, Class A1, 2.60%, 06/17/24, (1 mo. LIBOR US + 0.270%)(a)(b)	214	214,389
Series 2018-A, Class A1, 2.68%, 03/16/26, (1 mo. LIBOR US + 0.350%)(a)(b)	3,447	3,447,243
Series 2018-B, Class A1, 2.65%, 12/16/24, (1 mo. LIBOR US + 0.320%)(a)(b)	2,574	2,573,780
Series 2018-C, Class A1, 2.63%, 09/15/25, (1 mo. LIBOR US + 0.300%)(a)(b)	10,840	10,840,266
Series 2019-A, Class A1, 2.68%, 02/16/26, (1 mo. LIBOR US + 0.350%)(a)(b)	14,621	14,625,279
SoFi Professional Loan Program LLC
Series 16-C, Class A1, 3.37%, 10/27/36 (Call 08/25/24), (1 mo. LIBOR US + 1.100%)(a)(b)	2,088	2,101,994
Series 2014-B, Class A1, 3.52%, 08/25/32 (Call 02/25/20), (1 mo. LIBOR US + 1.250%)(a)(b)	131	131,643
Series 2014-B, Class A2, 2.55%, 08/27/29 (Call 02/25/20)(a)	684	684,217
Series 2015-A, Class A1, 3.47%, 03/25/33 (Call 08/25/20), (1 mo. LIBOR US + 1.200%)(a)(b)	341	341,300
Series 2015-B, Class A1, 3.32%, 04/25/35 (Call 02/25/22), (1 mo. LIBOR US + 1.050%)(a)(b)	1,812	1,828,526
Symphony CLO XVIII Ltd., Series 2016-18A, Class AR, 3.41%, 01/23/28, (3 mo. LIBOR US + 1.150%)(a)(b)(c)	2,400	2,400,000
TICP CLO I Ltd., Series 2015-1A, Class AR, 3.08%, 07/20/27 (Call 10/20/19), (3 mo. LIBOR US + 0.800%)(a)(b)	4,015	3,998,463

Security	Par (000)	Value
Toyota Auto Receivables, Series 2016-C, Class A4, 1.32%, 11/15/21 (Call 05/15/20)	$8,347	$8,297,277
Toyota Auto Receivables Owner Trust
Series 2017-B, Class A3, 1.76%, 07/15/21 (Call 03/15/21)	5,102	5,089,104
Series 2019-A, Class A2A, 2.83%, 10/15/21 (Call 09/15/22)	25,330	25,427,989
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3.35%, 10/20/28 (Call 10/20/19), (3 mo. LIBOR US + 1.070%)(a)(b)	21,750	21,735,902
Volvo Financial Equipment LLC, Series 2019-A1, Class A2, 2.90%, 11/15/21 (Call 09/15/22)(a)	15,000	15,050,911
Wheels SPV 2 LLC, Series 2015-1A, Class B, 1.88%, 04/20/26 (Call 10/20/20)(a)	572	570,263

Total Asset-Backed Securities — 24.1% (Cost: $1,567,022,034)		1,569,953,575

Certificates of Deposit
Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 2.95%, 09/09/19, (3 mo. LIBOR US + 0.450%)(b)	6,000	6,002,849
Barclays Bank PLC
3.00%, 09/19/19	15,000	15,012,008
3.01%, 12/23/19	30,000	30,092,915
3.20%, 01/31/20	10,000	10,048,125
MUFG Bank Ltd., 2.82%, 01/25/21, (3 mo. LIBOR US + 0.500%)(b)	15,000	15,039,133

Total Certificates of Deposit — 1.2% (Cost: $75,988,761)		76,195,030

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 6.9%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 3.21%, 09/15/34, (1 mo. LIBOR US + 0.880%)(a)(b)	20,000	20,006,284
Americold LLC, Series 2010-ARTA, Class A1, 3.85%, 01/14/29(a)	2,257	2,278,076
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/29(a)	11,835	11,921,863
Aventura Mall Trust, Series 2013-AVM, Class A, 3.74%, 12/05/32(a)(b)	4,650	4,700,070
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 3.18%, 09/15/34, (1 mo. LIBOR US + 0.850%)(a)(b)	24,720	24,704,360
Bancorp Commercial Mortgage Trust
Series 2018-CRE4, Class A, 3.23%, 09/15/35, (1 mo. LIBOR US + 0.900%)(a)(b)	6,383	6,382,860
Series 2019-CRE5, Class A, 3.33%, 03/15/36, (1 mo. LIBOR US + 1.000%)(a)(b)	11,259	11,262,550
BBCMS Trust, Series 2019-CLP, Class A, 3.01%, 12/15/31, (1 mo. LIBOR US + 0.685%)(a)(b)	10,012	9,949,690
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AJ, 5.59%, 12/11/40(b)	5,283	5,411,625
BX Commercial Mortgage Trust
Class A, 3.00%, 03/15/37, (1 mo. LIBOR US + 0.671%)(a)(b)	23,190	23,175,242
Class A, 3.08%, 11/15/35, (1 mo. LIBOR US + 0.750%)(a)(b)	28,424	28,424,280

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 3.12%, 07/15/32, (1 mo. LIBOR US + 0.790%)(a)(b)	$13,300	$13,305,331
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 3.13%, 07/25/49, (1 mo. LIBOR US + 0.900%)(a)(b)	8,192	8,139,049
COMM Mortgage Trust, Series 2014-CR15, Class A2, 2.93%, 02/10/47	3,772	3,769,442
Commission Mortgage Trust, Series 2013-CR6, Class A3FL, 3.00%, 03/10/46, (1 mo. LIBOR US + 0.630%)(a)(b)	9,650	9,624,516
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class A, 3.31%, 05/15/36, (1 mo. LIBOR US + 0.980%)(a)(b)	20,920	20,986,400
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.40%, 12/13/28(a)	10,902	11,256,042
Gosforth Funding PLC, Series 2018-1A, Class A1, 2.97%, 08/25/60 (Call 08/25/23), (3 mo. LIBOR US + 0.450%)(a)(b)	9,085	9,067,801
GPMT Ltd., Series 2018-FL1, Class A, 3.20%, 11/21/35, (1 mo. LIBOR US + 0.900%)(a)(b)	6,511	6,514,647
GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.71%, 12/10/27(a)	1,740	1,738,439
GS Mortgage Securities Corp. Trust
Series 2018-FBLU, Class A, 3.28%, 11/15/35, (1 mo. LIBOR US + 0.950%)(a)(b)	26,015	26,030,874
Series 2018-LUAU, Class A, 3.33%, 11/15/32, (1 mo. LIBOR US + 1.000%)(a)(b)	7,600	7,580,944
Series 2019-SOHO, Class A, 3.23%, 06/15/36, (1 mo. LIBOR US + 0.900%)(a)(b)	19,046	19,063,698
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 3.03%, 01/15/33, (1 mo. LIBOR US + 0.700%)(a)(b)	4,480	4,478,479
KNDL Mortgage Trust, 3.13%, 05/15/36, (1 mo. LIBOR US + 0.800%)(a)(b)	8,533	8,538,311
Lanark Master Issuer PLC, 3.29%, 12/22/69, (3 mo. LIBOR US + 0.770%)(a)	8,635	8,658,185
LMREC Inc., Series 2016-CRE2, Class A, 4.10%, 11/24/31, (1 mo. LIBOR US + 1.700%)(a)(b)	1,978	1,988,187
Madison Avenue Trust, Series 2013-650M, Class A, 3.84%, 10/12/32(a)	5,500	5,554,357
Morgan Stanley Capital I Trust
3.28%, 03/15/34, (1 mo. LIBOR US + 0.950%)(a)(b)	8,247	8,247,010
Series 2014-CPT, Class A, 3.35%, 07/13/29(a)	14,480	14,714,573
Series 2017-CLS, Class A, 3.03%, 11/15/34, (1 mo. LIBOR US + 0.700%)(a)(b)	34,512	34,512,052
Series 2018-BOP, Class A, 3.18%, 08/15/33, (1 mo. LIBOR US + 0.850%)(a)(b)	6,860	6,851,391
Natixis Commercial Mortgage Securities Trust, Series 2018-RIVA, Class A, 3.08%, 02/15/33, (1 mo. LIBOR US + 0.750%)(a)(b)	7,650	7,623,711
PFP Ltd., Series 2017-4, Class A, 3.21%, 07/14/35 (Call 10/14/19), (1 mo. LIBOR US + 0.880%)(a)(b)	1,071	1,071,864
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, 3.28%, 06/15/33, (1 mo. LIBOR US + 0.950%)(a)(b)	3,390	3,391,063
VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.81%, 12/13/29(a)	10,200	10,338,042

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A, 3.08%, 12/15/34, (1 mo. LIBOR US + 0.750%)(a)(b)	$17,280	$17,258,314
WFRBS Commercial Mortgage Trust
Series 2012-C6, Class AS, 3.84%, 04/15/45	12,986	13,364,502
Series 2012-C8, Class AFL, 3.31%, 08/15/45, (1 mo. LIBOR US + 1.000%)(a)(b)	19,450	19,528,688

Total Collaterized Mortgage Obligations — 6.9% (Cost: $451,450,243)		451,412,812

Commercial Paper
Bell Canada Inc.
2.53%, 08/08/19(d)	40,000	39,976,844
3.00%, 08/06/19(d)	15,000	14,993,463
Ford Motor Credit Co. LLC
2.89%, 10/01/19(d)	20,000	19,901,007
3.17%, 03/24/20(d)	23,130	22,656,585
VW Credit Inc.
2.55%, 10/25/19(d)	21,000	20,872,627
2.56%, 11/06/19(d)	20,500	20,358,086
3.28%, 12/04/19(d)	18,500	18,335,146
Walgreens Boots Alliance Inc.
2.52%, 09/09/19(d)	15,800	15,755,935
2.94%, 11/04/19(d)	20,900	20,758,326
3.14%, 08/12/19(d)	20,000	19,983,447

Total Commercial Paper — 3.3% (Cost: $213,414,796)		213,591,466

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.50%, 10/01/20	4,465	4,516,093

Aerospace & Defense — 1.5%
Lockheed Martin Corp., 4.25%, 11/15/19	16,004	16,083,947
Northrop Grumman Corp., 2.08%, 10/15/20	15,000	14,951,945
Rolls-Royce PLC, 2.38%, 10/14/20 (Call 09/14/20)(a)(e)	30,000	29,931,800
United Technologies Corp. 1.90%, 05/04/20	15,000	14,935,018
3.17%, 08/16/21 (Call 08/16/19), (3 mo. LIBOR US + 0.650%)(b)	21,865	21,871,076

		97,773,786

Agriculture — 1.5%
BAT Capital Corp.
2.30%, 08/14/20	39,150	39,056,864
3.12%, 08/14/20, (3 mo. LIBOR US + 0.590%)(b)	24,000	24,047,414
BAT International Finance PLC, 2.75%, 06/15/20(a)(e)	9,625	9,631,146
Imperial Brands Finance PLC, 2.95%, 07/21/20(a)	15,000	15,033,212
Reynolds American Inc., 6.88%, 05/01/20	10,000	10,312,680

		98,081,316

Auto Manufacturers — 4.4%
American Honda Finance Corp., 2.67%, 06/16/20, (3 mo. LIBOR US + 0.260%)(b)	10,000	10,017,603

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
BMW U.S. Capital LLC
2.68%, 04/06/20, (3 mo. LIBOR US + 0.380%)(a)(b)	$4,415	$4,422,755
3.25%, 08/14/20(a)(e)	13,665	13,765,876
Daimler Finance North America LLC
2.97%, 02/12/21, (3 mo. LIBOR US + 0.430%)(a)(b)(e)	5,000	4,998,720
3.10%, 05/04/20(a)	20,848	20,924,091
3.10%, 05/05/20, (3 mo. LIBOR US + 0.530%)(a)(b)	15,500	15,526,195
Ford Motor Credit Co. LLC
2.60%, 11/04/19(e)	15,000	14,995,294
2.68%, 01/09/20	10,000	9,995,007
2.70%, 11/02/20, (3 mo. LIBOR US + 0.430%)(b)	17,000	16,860,535
3.16%, 08/04/20	20,000	20,079,149
3.27%, 09/24/20, (3 mo. LIBOR US + 0.930%)(b)	15,000	15,032,468
General Motors Financial Co. Inc.
3.16%, 04/09/21, (3 mo. LIBOR US + 0.850%)(b)	10,000	10,008,820
3.20%, 07/13/20 (Call 06/13/20)	50,000	50,203,846
Hyundai Capital America
2.55%, 04/03/20(a)	12,134	12,149,168
3.13%, 04/03/20, (3 mo. LIBOR US + 0.800%)(a)(b)	6,890	6,902,392
3.40%, 09/18/20, (3 mo. LIBOR US + 1.000%)(a)(b)	3,000	3,010,941
Nissan Motor Acceptance Corp.
2.72%, 09/28/20, (3 mo. LIBOR US + 0.390%)(a)(b)	18,968	18,973,054
2.88%, 01/13/20, (3 mo. LIBOR US + 0.580%)(a)(b)	15,000	15,022,180
2.95%, 07/13/22, (3 mo. LIBOR US + 0.650%)(a)(b)	12,500	12,473,707
Volkswagen Group of America Finance LLC, 2.40%, 05/22/20(a)	12,090	12,075,293

		287,437,094

Banks — 21.7%
Australia & New Zealand Banking Group Ltd., 3.02%, 08/19/20, (3 mo. LIBOR US + 0.500%)(a)(b)	19,745	19,816,425
Australia & New Zealand Banking Group Ltd./New York NY, 2.70%, 11/16/20	15,000	15,083,636
Banco Santander SA, 3.46%, 04/12/23, (3 mo. LIBOR US + 1.120%)(b)	10,000	10,046,996
Bank of America Corp.
2.33%, 10/01/21 (Call 10/01/20)(f)	20,000	19,965,493
2.37%, 07/21/21 (Call 07/21/20)(f)	1,600	1,597,846
2.94%, 07/21/21 (Call 07/21/20), (3 mo. LIBOR US + 0.660%)(b)	25,500	25,584,099
2.97%, 10/01/21 (Call 10/01/20), (3 mo. LIBOR US + 0.650%)(b)(e)	7,500	7,528,133
3.00%, 06/25/22 (Call 06/25/21), (3 mo. LIBOR US + 0.650%)(b)	10,000	10,040,430
3.28%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.000%)(b)(e)	27,500	27,735,256
3.44%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(b)	25,000	25,306,826
Bank of Montreal, 3.31%, 08/27/21, (3 mo. LIBOR US + 0.790%)(b)	7,000	7,076,909

Security	Par (000)		Value

Banks (continued)
Bank of Nova Scotia (The)
0.00%, 08/16/19	CAD	27,429	$20,871,231
3.04%, 09/19/22, (3 mo. LIBOR US + 0.620%)(b)(e)		$10,000	10,067,706
Banque Federative du Credit Mutuel SA 2.20%, 07/20/20(a)(e)		10,000	9,983,846
2.77%, 07/20/20, (3 mo. LIBOR US + 0.490%)(a)(b)		3,215	3,224,871
Barclays PLC
2.75%, 11/08/19		35,085	35,051,776
2.88%, 06/08/20(e)		22,000	22,027,764
BB&T Corp., 2.98%, 06/15/20, (3 mo. LIBOR US + 0.570%)(b)		9,403	9,432,334
BNP Paribas SA, 2.38%, 05/21/20		15,000	15,017,638
Capital One N.A., 3.42%, 01/30/23 (Call 01/30/22), (3 mo. LIBOR US + 1.150%)(b)		8,000	8,087,795
Citibank N.A., 2.94%, 06/12/20, (3 mo. LIBOR US + 0.500%)(b)		7,060	7,083,425
Citigroup Inc.
2.45%, 01/10/20 (Call 12/10/19)		10,000	9,998,899
2.65%, 10/26/20		25,000	25,064,970
2.95%, 10/27/22 (Call 09/27/22), (3 mo. LIBOR US + 0.690%)(b)(e)		10,000	10,019,308
3.13%, 01/10/20 (Call 12/10/19), (3 mo. LIBOR US + 0.790%)(b)		8,286	8,306,110
Citizens Bank N.A./Providence RI
3.09%, 05/26/20, (3 mo. LIBOR US + 0.570%)(b)(e)		8,710	8,737,248
3.25%, 02/14/22 (Call 11/14/21), (3 mo. LIBOR US + 0.720%)(b)		30,000	30,102,301
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20		15,000	14,999,558
2.40%, 11/02/20		20,000	20,042,059
Cooperatieve Rabobank UA, 3.19%, 09/26/23, (3 mo. LIBOR US + 0.860%)(a)(b)		10,000	10,016,579
Credit Suisse AG/New York NY, 4.38%, 08/05/20		16,932	17,261,029
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20		25,410	25,452,143
Danske Bank A/S
2.75%, 09/17/20(a)		20,000	20,013,292
3.03%, 03/02/20, (3 mo. LIBOR US + 0.510%)(a)(b)		2,500	2,499,620
Deutsche Bank AG/New York NY
3.09%, 01/22/21, (3 mo. LIBOR US + 0.815%)(b)		5,000	4,940,415
4.25%, 02/04/21		9,905	10,015,087
Discover Bank, 3.10%, 06/04/20 (Call 05/04/20)		20,000	20,078,143
Federation des Caisses Desjardins du Quebec, 2.25%, 10/30/20(a)		15,000	14,991,814
Fifth Third Bancorp., 2.88%, 07/27/20 (Call 06/27/20)		10,000	10,039,596
Fifth Third Bank/Cincinnati OH, 2.52%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.250%)(b)		10,000	10,005,200
Goldman Sachs Group Inc. (The)
3.04%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.780%)(b)		4,000	4,011,286
3.28%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 1.000%)(b)		5,000	5,028,655
3.38%, 04/26/22 (Call 04/26/21), (3 mo. LIBOR US + 1.110%)(b)		25,000	25,225,850

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.53%, 06/05/23 (Call 06/05/22), (3 mo. LIBOR US + 1.050%)(b)	$15,000	$15,077,873
3.61%, 09/15/20 (Call 08/15/20), (3 mo. LIBOR US + 1.200%)(b)	1,750	1,766,088
3.64%, 04/23/21 (Call 03/23/21), (3 mo. LIBOR US + 1.360%)(b)	7,000	7,107,441
4.29%, 02/25/21, (3 mo. LIBOR US + 1.770%)(b)(e)	10,000	10,217,440
HSBC Bank PLC, 4.13%, 08/12/20(a)(e)	10,000	10,178,749
HSBC Holdings PLC
3.12%, 05/18/21 (Call 05/18/20), (3 mo. LIBOR US + 0.600%)(b)	24,695	24,725,721
4.18%, 05/25/21, (3 mo. LIBOR US + 1.660%)(b)	10,000	10,212,602
4.69%, 03/08/21, (3 mo. LIBOR US + 2.240%)(b)	6,815	7,011,100
HSBC USA Inc., 2.35%, 03/05/20	15,000	14,986,417
Huntington National Bank (The), 2.96%, 03/10/20, (3 mo. LIBOR US + 0.510%)(b)(e)	10,000	10,025,383
ING Bank NV, 3.13%, 08/15/19, (3 mo. LIBOR US + 0.610%)(a)(b)	3,000	3,000,794
JPMorgan Chase & Co.
3.01%, 06/18/22 (Call 06/18/21), (3 mo. LIBOR US + 0.610%)(b)	12,500	12,531,825
3.18%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.900%)(b)(e)	10,000	10,082,030
3.20%, 06/01/21 (Call 06/01/20), (3 mo. LIBOR US + 0.680%)(b)	19,985	20,046,574
3.30%, 01/15/23 (Call 01/15/22), (3 mo. LIBOR US + 1.000%)(b)(e)	15,000	15,166,849
4.25%, 10/15/20	10,000	10,221,743
JPMorgan Chase Bank N.A. 2.60%, 02/01/21 (Call 02/01/20)(f)	15,000	15,013,273
2.75%, 09/01/20 (Call 09/01/19), (3 mo. LIBOR US + 0.230%)(b)	25,000	25,008,166
2.89%, 02/19/21 (Call 02/19/20), (3 mo. LIBOR US + 0.370%)(b)	10,000	10,004,752
3.09%, 04/26/21 (Call 04/26/20)(f)	32,400	32,551,696
Lloyds Bank PLC, 2.70%, 08/17/20	20,000	20,050,680
Mitsubishi UFJ Financial Group Inc., 2.92%, 07/26/21, (3 mo. LIBOR US + 0.650%)(b)	10,000	10,033,061
Mizuho Financial Group Inc.
3.27%, 03/05/23, (3 mo. LIBOR US + 0.790%)(b)(e)	3,000	3,007,926
3.59%, 09/13/21, (3 mo. LIBOR US + 1.140%)(b)	20,000	20,244,468
Morgan Stanley
2.63%, 11/17/21	15,000	15,082,759
2.80%, 06/16/20	10,000	10,028,956
3.40%, 01/27/20, (3 mo. LIBOR US + 1.140%)(b)(e)	3,000	3,014,255
3.46%, 01/20/22 (Call 01/20/21), (3 mo. LIBOR US + 1.180%)(b)	15,000	15,153,757
3.68%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(b)	40,000	40,789,206
MUFG Bank Ltd., 2.35%, 09/08/19(a)	10,000	9,999,002
National Australia Bank Ltd., 3.03%, 05/22/20, (3 mo. LIBOR US + 0.510%)(a)(b)	10,000	10,038,890
Nordea Bank Abp
2.99%, 05/29/20, (3 mo. LIBOR US + 0.470%)(a)(b)	15,000	15,048,339
3.46%, 08/30/23, (3 mo. LIBOR US + 0.940%)(a)(b)(e)	15,000	14,813,181

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada, 2.90%, 03/02/20, (3 mo. LIBOR US + 0.380%)(b)	$5,000	$5,010,310
Santander UK Group Holdings PLC
2.88%, 10/16/20	25,000	25,031,549
3.13%, 01/08/21	10,000	10,040,586
Santander UK PLC, 2.35%, 09/10/19	10,000	9,998,605
Skandinaviska Enskilda Banken AB 2.63%, 11/17/20(a)	20,000	20,047,947
2.96%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(b)	10,000	10,031,601
Standard Chartered PLC, 3.05%, 01/15/21(a)	20,000	20,107,781
Sumitomo Mitsui Banking Corp., 2.45%, 01/16/20	10,000	10,002,837
Sumitomo Mitsui Trust Bank Ltd., 3.21%, 10/18/19, (3 mo. LIBOR US + 0.910%)(a)(b)	4,400	4,408,313
SunTrust Bank/Atlanta GA, 2.77%, 10/26/21 (Call 10/26/20), (3 mo. LIBOR US + 0.500%)(b)	32,020	32,058,807
Svenska Handelsbanken AB
2.81%, 09/08/20, (3 mo. LIBOR US + 0.360%)(b)(e)	5,000	5,013,666
2.99%, 05/24/21, (3 mo. LIBOR US + 0.470%)(b)	12,500	12,558,291
Synchrony Bank, 2.95%, 03/30/20, (3 mo. LIBOR US + 0.625%)(b)	30,000	30,032,281
U.S. Bank N.A./Cincinnati OH, 2.05%, 10/23/20 (Call 09/23/20)	10,000	9,980,929
UBS AG/London
2.45%, 12/01/20 (Call 11/01/20)(a)(e)	15,000	15,016,500
3.00%, 12/01/20 (Call 11/01/20), (3 mo. LIBOR US + 0.480%)(a)(b)	5,000	5,015,350
3.03%, 06/08/20 (Call 05/08/20), (3 mo. LIBOR US + 0.580%)(a)(b)(e)	5,300	5,319,239
UBS Group Funding Switzerland AG, 3.74%, 05/23/23 (Call 05/23/22), (3 mo. LIBOR US + 1.220%)(a)(b)	20,000	20,241,746
Wells Fargo & Co.
2.55%, 12/07/20	15,000	15,055,665
3.16%, 07/22/20, (3 mo. LIBOR US + 0.880%)(b)	5,000	5,033,737
3.84%, 03/04/21, (3 mo. LIBOR US + 1.340%)(b)(e)	30,000	30,475,800
Wells Fargo Bank N.A.
2.76%, 07/23/21 (Call 07/23/20), (3 mo. LIBOR US + 0.500%)(b)	15,000	15,024,645
2.79%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.500%)(b)(e)	30,000	30,078,454

		1,415,305,232

Biotechnology — 0.3%
Amgen Inc., 2.99%, 05/11/20, (3 mo. LIBOR US + 0.450%)(b)(e)	8,100	8,117,229
Gilead Sciences Inc., 2.55%, 09/01/20	10,000	10,022,253

		18,139,482

Chemicals — 1.4%
DuPont de Nemours Inc., 3.23%, 11/15/20, (3 mo. LIBOR US + 0.710%)(b)	47,500	47,773,096
PPG Industries Inc., 2.30%, 11/15/19 (Call 10/15/19)	10,868	10,859,888
Sherwin-Williams Co. (The), 2.25%, 05/15/20	30,000	29,947,586

		88,580,570

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers — 0.6%
Hewlett Packard Enterprise Co.
3.01%, 10/05/21 (Call 09/20/19), (3 mo. LIBOR US + 0.720%)(b)	$20,000	$20,006,680
3.60%, 10/15/20 (Call 09/15/20)(g)	10,000	10,117,541
IBM Credit LLC, 2.99%, 11/30/20, (3 mo. LIBOR US + 0.470%)(b)	7,250	7,285,304

		37,409,525

Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.25%, 07/01/20(e)	35,000	35,492,437
4.63%, 10/30/20	20,000	20,475,322
AIG Global Funding, 2.80%, 07/02/20, (3 mo. LIBOR US + 0.480%)(a)(b)(e)	3,695	3,705,738
American Express Co.
2.60%, 10/30/20 (Call 09/29/20), (3 mo. LIBOR US + 0.330%)(b)	7,750	7,761,752
3.17%, 11/05/21 (Call 10/05/21), (3 mo. LIBOR US + 0.600%)(b)	10,000	10,047,276
3.17%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(b)	4,000	4,008,654
American Express Credit Corp., 2.95%, 03/03/20 (Call 02/03/20), (3 mo. LIBOR US + 0.430%)(b)	10,000	10,016,997
Capital One Financial Corp.
2.72%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.450%)(b)	5,000	5,006,492
3.40%, 03/09/22 (Call 02/09/22), (3 mo. LIBOR US + 0.950%)(b)	24,635	24,796,162
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	40,000	39,828,138
Horsepower Finance Ltd., 2.15%, 12/02/19(h)	10,000	9,980,439
Nomura Holdings Inc., 6.70%, 03/04/20	31,841	32,639,088
Synchrony Financial, 2.70%, 02/03/20 (Call 01/03/20)	17,695	17,691,453

		221,449,948

Electric — 0.9%
Duke Energy Florida LLC, 1.85%, 01/15/20	8,000	7,978,524
Duke Energy Progress LLC, 2.63%, 09/08/20, (3 mo. LIBOR US + 0.180%)(b)	9,835	9,837,030
Exelon Generation Co. LLC, 2.95%, 01/15/20 (Call 12/15/19)	30,000	30,034,460
Florida Power & Light Co., 2.97%, 05/06/22 (Call 11/06/19), (3 mo. LIBOR US + 0.400%)(b)	8,645	8,648,262
Sempra Energy, 2.80%, 01/15/21 (Call 09/03/19), (3 mo. LIBOR US + 0.500%)(b)	5,065	5,055,376

		61,553,652

Electronics — 0.2%
Tyco Electronics Group SA, 2.93%, 06/05/20, (3 mo. LIBOR US + 0.450%)(b)	15,000	15,022,266

Environmental Control — 0.1%
Republic Services Inc., 5.50%, 09/15/19	7,964	7,991,874

Food — 1.6%
Campbell Soup Co., 3.04%, 03/15/21, (3 mo. LIBOR US + 0.630%)(b)	15,000	15,002,531
Conagra Brands Inc.
2.81%, 10/09/20, (3 mo. LIBOR US + 0.500%)(b)	7,000	6,991,847
3.03%, 10/22/20 (Call 10/22/19), (3 mo. LIBOR US + 0.750%)(b)	9,945	9,949,085

Security	Par (000)	Value

Food (continued)
General Mills Inc., 2.86%, 04/16/21, (3 mo. LIBOR US + 0.540%)(b)	$26,636	$26,673,557
Kraft Heinz Foods Co.
2.98%, 08/09/19, (3 mo. LIBOR US + 0.420%)(b)	12,000	12,000,454
3.12%, 02/10/21, (3 mo. LIBOR US + 0.570%)(b)	4,010	4,006,643
Mondelez International Holdings Netherlands BV, 1.63%, 10/28/19 (Call 09/28/19)(a)	7,500	7,483,808
Tyson Foods Inc.
2.65%, 08/15/19	4,590	4,590,283
2.97%, 08/21/20, (3 mo. LIBOR US + 0.450%)(b)	14,160	14,153,293
3.07%, 06/02/20, (3 mo. LIBOR US + 0.550%)(b)	5,475	5,481,743

		106,333,244

Health Care – Products — 0.9%
Becton Dickinson and Co.
2.40%, 06/05/20	25,000	24,944,874
2.68%, 12/15/19	5,000	5,001,151
3.19%, 12/29/20 (Call 09/03/19), (3 mo. LIBOR US + 0.875%)(b)	21,378	21,383,343
Medtronic Inc., 3.21%, 03/15/20, (3 mo. LIBOR US + 0.800%)(b)	5,312	5,334,741

		56,664,109

Health Care – Services — 0.2%
UnitedHealth Group Inc., 2.70%, 07/15/20	10,000	10,042,217

Insurance — 0.6%
Allstate Corp. (The), 2.76%, 03/29/21, (3 mo. LIBOR US + 0.430%)(b)	5,710	5,720,411
American International Group Inc., 3.38%, 08/15/20	2,997	3,024,352
Hartford Financial Services Group Inc. (The), 5.50%, 03/30/20	19,058	19,420,139
Marsh & McLennan Companies Inc., 3.52%, 12/29/21 (Call 12/29/19), (3 mo. LIBOR US + 1.200%)(b)	13,380	13,413,213

		41,578,115

Lodging — 0.1%
Marriott International Inc./MD, Series Y, 3.12%, 12/01/20, (3 mo. LIBOR US + 0.600%)(b)	10,000	10,032,102

Machinery — 0.4%
Caterpillar Financial Services Corp., 3.03%, 05/15/23, (3 mo. LIBOR US + 0.510%)(b)(e)	10,000	10,007,660
John Deere Capital Corp.
2.63%, 06/22/20, (3 mo. LIBOR US + 0.290%)(b)	6,000	6,013,637
2.75%, 03/13/20, (3 mo. LIBOR US + 0.300%)(b)	6,000	6,009,602
2.87%, 06/07/21, (3 mo. LIBOR US + 0.400%)(b)(e)	6,480	6,499,019

		28,529,918

Manufacturing — 0.2%
Siemens Financieringsmaatschappij NV
2.15%, 05/27/20(a)	10,000	9,981,608
2.75%, 03/16/20, (3 mo. LIBOR US + 0.340%)(a)(b)	2,000	2,003,635

		11,985,243

Media — 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 07/23/20 (Call 06/23/20)	85,000	85,643,638
Comcast Corp., 2.76%, 10/01/21, (3 mo. LIBOR US + 0.440%)(b)	42,930	43,108,371

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Discovery Communications LLC, 3.10%, 09/20/19, (3 mo. LIBOR US + 0.710%)(b)	$30,000	$30,024,300
Sky Ltd., 2.63%, 09/16/19(a)	1,425	1,424,914

		160,201,223

Oil & Gas — 0.7%
Marathon Oil Corp., 2.70%, 06/01/20 (Call 05/01/20)	20,000	20,010,330
Newfield Exploration Co., 5.75%, 01/30/22	20,000	21,339,988
Phillips 66, 3.05%, 04/15/20 (Call 09/03/19), (3 mo. LIBOR US + 0.750%)(a)(b)	5,625	5,627,485

		46,977,803

Packaging & Containers — 0.2%
Packaging Corp. of America, 2.45%, 12/15/20	10,405	10,398,598

Pharmaceuticals — 6.3%
AbbVie Inc., 2.50%, 05/14/20 (Call 04/14/20)	62,500	62,493,477
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	57,767	57,889,947
3.45%, 03/15/22 (Call 01/15/22)	10,000	10,186,940
3.69%, 03/12/20, (3 mo. LIBOR US + 1.255%)(b)	20,505	20,629,670
AstraZeneca PLC, 1.95%, 09/18/19	6,500	6,496,715
Bayer U.S. Finance II LLC, 2.98%, 06/25/21 (Call 05/25/21), (3 mo. LIBOR US + 0.630%)(a)(b)(e)	25,000	25,023,500
Cigna Corp., 3.20%, 09/17/20(a)	30,000	30,212,763
CVS Health Corp.
2.25%, 08/12/19	3,000	2,999,820
2.80%, 07/20/20 (Call 06/20/20)	65,000	65,124,318
3.08%, 03/09/20, (3 mo. LIBOR US + 0.630%)(b)	5,318	5,331,651
3.13%, 03/09/20(e)	12,430	12,481,770
3.17%, 03/09/21, (3 mo. LIBOR US + 0.720%)(b)	10,000	10,044,090
Express Scripts Holding Co., 2.60%, 11/30/20	8,200	8,207,263
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	50,000	49,959,949
Takeda Pharmaceutical Co. Ltd., 3.80%, 11/26/20(a)	45,175	45,932,042

		413,013,915

Pipelines — 3.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (Call 08/16/19)	2,000	2,048,820
Enbridge Inc., 2.74%, 01/10/20, (3 mo. LIBOR US + 0.400%)(b)	5,230	5,232,085
Energy Transfer Operating LP, 4.15%, 10/01/20 (Call 08/01/20)	28,000	28,415,036
Enterprise Products Operating LLC 2.55%, 10/15/19 (Call 09/15/19)	20,000	19,998,200
5.20%, 09/01/20	10,000	10,288,883
Kinder Morgan Inc./DE 3.58%, 01/15/23, (3 mo. LIBOR US + 1.280%)(b)	20,000	20,181,377
5.00%, 02/15/21 (Call 01/15/21)(a)	10,000	10,340,404
Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 02/01/21 (Call 11/01/20)	16,130	16,590,630
Spectra Energy Partners LP, 3.18%, 06/05/20, (3 mo. LIBOR US + 0.700%)(b)(e)	32,000	32,098,520
TransCanada PipeLines Ltd.
2.13%, 11/15/19	37,540	37,491,501
3.80%, 10/01/20	5,127	5,201,074
Williams Companies Inc. (The), 5.25%, 03/15/20	43,300	43,995,739

		231,882,269

Security	Par (000)	Value

Retail — 0.1%
Alimentation Couche-Tard Inc., 2.95%, 12/13/19 (Call 08/13/19), (3 mo. LIBOR US + 0.500%)(a)(b)(e)	$5,047	$5,047,869
Walgreens Boots Alliance Inc., 2.70%, 11/18/19 (Call 10/18/19)	3,058	3,058,173

		8,106,042

Semiconductors — 1.8%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	10,000	9,921,491
2.38%, 01/15/20	45,845	45,781,174
Broadcom Inc., 3.13%, 04/15/21(a)	30,800	30,970,300
Intel Corp., 2.62%, 05/11/20, (3 mo. LIBOR US + 0.080%)(b)	13,700	13,705,285
Lam Research Corp., 2.75%, 03/15/20 (Call 02/15/20)	7,555	7,565,192
QUALCOMM Inc., 2.25%, 05/20/20	10,000	9,991,547

		117,934,989

Software — 0.4%
CA Inc., 3.60%, 08/01/20 (Call 07/01/20)	15,000	15,063,603
Fidelity National Information Services Inc., 3.63%, 10/15/20 (Call 09/15/20)	10,000	10,123,094

		25,186,697

Telecommunications — 2.4%
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	20,000	19,999,062
3.25%, 07/15/21, (3 mo. LIBOR US + 0.950%)(b)	25,000	25,232,875
3.27%, 06/01/21, (3 mo. LIBOR US + 0.750%)(b)	13,250	13,311,958
BellSouth LLC, 4.27%, 04/26/21 (Call 04/26/20)(a)	35,000	35,405,300
Deutsche Telekom International Finance BV 2.23%, 01/17/20(a)(e)	13,687	13,659,855
2.88%, 01/17/20, (3 mo. LIBOR US + 0.580%)(a)(b)	12,000	12,013,771
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(a)(e)	5,232	5,248,072
Verizon Communications Inc.
3.07%, 05/22/20, (3 mo. LIBOR US + 0.550%)(b)	22,940	23,012,330
3.41%, 03/16/22, (3 mo. LIBOR US + 1.000%)(b)(e)	10,000	10,154,890

		158,038,113

Transportation — 0.2%
Ryder System Inc., 2.65%, 03/02/20 (Call 02/02/20)	7,725	7,730,957
United Parcel Service Inc., 2.47%, 04/01/21, (3 mo. LIBOR US + 0.150%)(b)	7,500	7,500,987

		15,231,944

Trucking & Leasing — 0.4%
Aviation Capital Group LLC, 2.94%, 07/30/21, (3 mo. LIBOR US + 0.670%)(a)(b)	15,000	14,998,715
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.20%, 07/15/20 (Call 06/15/20)(a)(e)	12,000	12,052,658

		27,051,373

Total Corporate Bonds & Notes — 58.7% (Cost: $3,822,658,553)		3,832,448,752

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Repurchase Agreements
Mizuho Securities USA Inc., 2.81%, 08/01/19 (Purchased on 07/31/19 to be repurchased at $30,002,338, collateralized by non-agency mortgage-backed security, 2.50% to 8.55%, due 04/18/31 to 05/25/37, par and fair value of $37,560,106 and $34,353,480, respectively)(b)(i)	$30,000	$30,000,000

Total Repurchase Agreements — 0.4% (Cost: $30,000,000)		30,000,000

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.3%
Federal National Mortgage Association 5.00% 01/01/20	68	69,868
FHLMC Multifamily Structured Pass Through Certificates Series K010, Class A2, 4.33%, 10/25/20 (b)	1,246	1,268,211
Series K013, Class A2, 3.97%, 01/25/21 (Call 01/11/21)(b)	8,500	8,660,476
Series K032, Class A1, 3.02%, 02/25/23	806	816,182
Series K037, Class A1, 2.59%, 04/25/23	1,031	1,036,672
Series K715, Class A2, 2.86%, 01/25/21	2,462	2,475,008
Series K721, Class A1, 2.61%, 01/25/22	1,720	1,726,340

U.S. Government Obligations — 2.3%
U.S. Treasury Note/Bond, 1.00%, 11/15/19(e)	152,000	151,501,250

Total U.S. Government & Agency Obligations — 2.6% (Cost: $167,489,559)		167,554,007

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(j)(k)(l)	134,728	134,795,039

Security	Shares (000)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(j)(k)	171,152	$171,152,000

Total Money Market Funds — 4.7% (Cost: $305,920,736)		305,947,039

Total Investments in Securities — 101.9% (Cost: $6,633,944,682)		6,647,102,681

Other Assets, Less Liabilities — (1.9)%		(124,992,154)

Net Assets — 100.0%		$6,522,110,527

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rates are discount rates or a range of discount rates at the time of purchase.
(e)	All or a portion of this security is on loan.
(f)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Maturity date represents next reset date.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	72,065	62,663	134,728	$134,795,039	$213,005	(a)	$11,845	$21,956
BlackRock Cash Funds: Treasury, SL Agency Shares	430,219	(259,067)	171,152	171,152,000	7,413,664		—	—

				$305,947,039	$7,626,669		$11,845	$21,956

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,910,661	CAD	27,249,000	SSB	08/16/19	$153,837

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Short Maturity Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$1,555,366,227	$14,587,348	$1,569,953,575
Certificates of Deposit	—	76,195,030	—	76,195,030
Collaterized Mortgage Obligations	—	451,412,812	—	451,412,812
Commercial Paper	—	213,591,466	—	213,591,466
Corporate Bonds & Notes	—	3,832,448,752	—	3,832,448,752
Repurchase Agreements	—	30,000,000	—	30,000,000
U.S. Government & Agency Obligations	—	167,554,007	—	167,554,007
Money Market Funds	305,947,039	—	—	305,947,039

	$305,947,039	$6,326,568,294	$14,587,348	$6,647,102,681

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$153,837	$—	$153,837

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

The following table includes a rollforward for the nine months ended July 31, 2019 of investments whose values are classified as Level 3 as of the beginning or end of the period.

	Asset Backed Securities		Collateralized Mortgage Obligations

Balance at beginning of period	$69,790,000		$1,443,544
Realized gain (loss) and change in unrealized appreciation/depreciation	(11,452)		(577)
Purchases	2,400,000		—
Sales	—		(1,442,967)
Transfers in(a)	12,198,800	(b)	—
Transfers out(a)	(69,790,000	)(c)	—
Paydown	—		—

Balance at end of period	$14,587,348		$—

Net change in unrealized appreciation/depreciation on investments still held at end of period	$17,348		$—

(a)	Represents the value as of the beginning of the reporting period.
(b)	Transfers in to Level 3 are due to the suspension of trading of equity securities.
(C)	Transfers out of Level 3 are due to resumption of trading of asset backed securities.

The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

Portfolio Abbreviations — Fixed Income

CLO	Collateralized Loan Obligation

LIBOR	London Interbank Offered Rate
Counterparty Abbreviations

SSB	State Street Bank and Trust Co.

Currency Abbreviations

CAD	Canadian Dollar

USD	United States Dollar